Discontinued Operations And Sale Of Businesses	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Sale Of Businesses

3. Discontinued operations and sale of businesses

On April 30, 2010, the company completed the sale of its health information management (HIM) business, and on August 31, 2010, the company completed the sale of its UK-based Unisys Insurance Services Limited (UISL) business, which provided business process outsourcing (BPO) services to the UK life and pensions industry. In 2010, the company received net proceeds of $117.2 million related to the sale of HIM, UISL and the U.S. specialized technology check sorter equipment and related U.S. maintenance business (discussed below). In connection with the sale of UISL, the company paid $19.3 million during 2011.

The results of discontinued operations for the year ended December 31, 2010 was as follows (in millions of dollars):

(millions)	Total	HIM*	UISL**
Revenue	$94.6	$42.0	$52.6
Income
Operations	$8.2	$10.0	$(1.8)
Gain on sale	69.0	64.5	4.5
	77.2	74.5	2.7
Income tax provision	–	–	–
Income from discontinued operations, net of tax	$77.2	$74.5	$2.7

* Includes results of operations through the April 30, 2010 closing date.

** Includes results of operations through the August 31, 2010 closing date.

On February 1, 2010, the company completed the sale of its U.S. specialized technology check sorter equipment and related U.S. maintenance business. In 2009, the company reported an asset impairment related to this business of $13.4 million. In 2010, the company recorded a loss on the sale of approximately $3.3 million, principally as a result of closing date working capital and other adjustments.

On March 30, 2012, the company completed the sale of its interest in its South African joint venture. A pretax gain of $10.6 million has been reported as a reduction of selling, general and administrative expense in the company’s consolidated statement of income. Going forward, the company will serve this market through a distributor. The joint venture, which had operations in both of the company’s reporting segments of Services and Technology, generated full year 2011 revenue and pretax income of $39.9 million and $7.9 million, respectively.